Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Provision for income taxes	$ (16,000)	$ (21,000)		$ 26,000		$ 7,000
Net operating loss carryforwards				$ 51,300,000		31,900,000
Operating loss carryforwards expiration period			expire in 2031	which will expire beginning in the year 2037.
Increase decrease In valuation allowance			$ 18,428		$ 2,033
Income tax rate				21.00%
Increase in valuation allowance				$ 5,800,000		3,700,000
Operating loss carryforwards expiration period				20 years
Unrecognized tax benefits				$ 1,500,000		1,100,000
Payroll tax receivable				$ 1,000,000		700,000
Federal Research and Development Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards expiration period				which begins to expire in 2038
Credit carryforward amount				$ 700,000		300,000
California Research and Development Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Credit carryforward amount				3,000,000		2,400,000
U.S. federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			$ 254,433
Shares (in Shares)			125,594
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			$ 80,757	44,100,000		28,400,000
Shares (in Shares)			128,839
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards				$ 49,200,000		$ 29,800,000